Losses per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic (losses)/earnings per share
Weighted average number of outstanding ordinary shares in issue	665,683,145	664,263,820	617,171,710
Net loss attributable to the Company	$ (106,024)	$ (74,805)	$ (26,737)
Losses per share attributable to the Company (US$ per share)	$ (0.16)	$ (0.11)	$ (0.04)